Compensation of the Management Board and the supervisory board - Compensation of the Management Board (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 shares	Jan. 01, 2018 shares
Disclosure of transactions between related parties [line items]
Number of stock options held | shares	3,896,000			4,827,000
Amount paid for pensions		€ 25,163,000
LTIP 2016
Disclosure of transactions between related parties [line items]
Number of units or rights granted | shares	632,804	614,985	642,349
Fair value of the performance shares granted		€ 75.12
2011 Phantom stock awards
Disclosure of transactions between related parties [line items]
Number of shares held | shares		73,432
Related Parties | LTIP 2016
Disclosure of transactions between related parties [line items]
Number of units or rights granted | shares	73,315	73,746
Fair value of the performance shares granted	€ 80.55
Dr. Ben Lipps
Disclosure of transactions between related parties [line items]
Advisory fee	522,000	€ 580,000
Prof. Emanuele Gatti
Disclosure of transactions between related parties [line items]
Amount paid for pensions	338,000	338,000
Amount paid for non-compete compensation		163,000
Dr Rainer Runte
Disclosure of transactions between related parties [line items]
Advisory fee	226,000	165,000
Roberto Fuste
Disclosure of transactions between related parties [line items]
Amount paid for pensions	261,000	239,000
Amount paid for non-compete compensation	377,000	377,000
Advisory fee	377,000	377,000
Mr. Ronald Kuerbitz
Disclosure of transactions between related parties [line items]
Amount paid for fringe benefits		0
Amount paid for non-compete compensation	515,000	538,000
Advisory fee	212,000	212,000
Fixed compensation		0
Long-term compensation components		0
One-off compensation		0
Mr. Dominik Wehner
Disclosure of transactions between related parties [line items]
Amount paid for fringe benefits	38,000	38,000
Basic compensation	425,000	425,000
Management Board
Disclosure of transactions between related parties [line items]
Total - long-term incentives	24,166,000	23,302,000
Non-performance-related compensation	6,532,000	5,768,000
Short-term performance related compensation	8,437,000	8,640,000
Long term incentives including share-based compensation	9,197,000	8,894,000
Share-based compensation	€ 3,414,000	€ 3,418,000
Number of shares held | shares	204,693	150,993
Number of stock options held | shares	602,389	819,491
Net liabilities	€ 24,535,000	€ 21,753,000
Amount appropriated to the pension reserves	5,071,000	212,000
Amount paid for pensions	€ 25,163,000	€ 21,930,000
Management Board | LTIP 2016
Disclosure of transactions between related parties [line items]
Number of units or rights granted | shares	73,315	73,746	79,888
Number of shares held | shares	204,693
Management Board | 2011 Phantom stock awards
Disclosure of transactions between related parties [line items]
Number of shares held | shares	54,711